Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of assets and liabilities for taxes

Assets and liabilities for taxes as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Current income tax – assets	$152,601	$78,434
Current VAT-assets	72,857	33,318
Other taxex-current	6,456	2,609

Total current tax – assets	$231,914	$114,361
Non Current income tax – assets	19	136,301

Total tax – assets	$231,933	$250,662

Current income tax – liabilities	$(26,702)	$(31,935)

Schedule of components of income tax expense

The major components of income tax expense for the years ended December 31, 2018, 2017 and 2016 are:

Consolidated statement of comprehensive income

	December 31, 2018	December 31, 2017	December 31, 2016
Current income tax:
Current income tax charge	$24,208	$32,934	$28,114
Adjustment in respect of current income tax of previous year	2,943	2,225	(666)
Deferred tax expense:
Relating to origination and reversal of temporary differences	(6,938)	(15,050)	6,642

Income tax expense reported in the income statement	$20,213	$20,109	$34,090

Schedule of components of income tax expense

Consolidated statement of other comprehensive income

	December 31, 2018	December 31, 2017	December 31, 2016
Hedging reserves	$—	$3,558	$(3,558)
Reserves relating to actuarial gains and losses	(39)	(15,018)	4,289

Income tax charged directly to other comprehensive income	$(39)	$(11,460)	$731

Schedule of reconciliation between tax expense and the product

A reconciliation between tax expense and the product of accounting profit multiplied by domestic tax rate for the years ended December 31, 2018, 2017 and 2016 is as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
Accounting profit after income tax		$1,143		$82,032		$44,186
Total, income tax expense		20,213		20,109		34,090

Profit before income tax		$21,356		$102,141		$78,276

Income tax at Colombian statutory rate	37.00%	7,902	40.00%	40,856	40.00%	31,311
Tax credit (1)	0.0%	—	0.00%	—	(5.74%)	(4,493)

Productive fixed assets special deduction	(267.99%)	(57,229)	(44.91%)	(45,868)	(22.10%)	(17,299)
Permanent differences (2)	(96.90%)	(20,694)	138.54%	141,508	(346.48%)	(271,209)
Non–deductible taxes	15.98%	3,413	3.06%	3,124	15.01%	11,749
Effect of tax exemptions and tax rates in foreign jurisdictions	253.27%	54,086	(118.26%)	(120,797)	71.56%	56,014
Non recognized deferred tax assets	402.02%	85,852	(141.93%)	(144,965)	248.77%	194,732
Losses of tax reversion	0.0%	—	184.69%	188,640	0.00%	—
Exchange rate differences	(304,23)%	(64,969)	(48.56%)	(49,595)	107.20%	83,916
Prior year expenses	(5.83%)	(1,245)	0.00%	—	0.00%	—
Changes in tax rates	61.33%	13,097	(2.24%)	(2,292)	(51.58%)	(40,377)
Other	0.0%	—	9.30%	9,498	(13.10%)	(10,254)

	94.65%	$20,213	19.69%	$20,109	43.55%	$34,090

(1)

Airline companies in Colombia are entitled to a tax credit or discount for income tax purposes based on the proportion between the international flight’s income and total income of the Company during the year. The legislative purpose of this tax provision is to limit the Company’s exposure to double taxation on their worldwide income in Colombia, therefore limiting the tax expense to local Colombian source income.

The tax reform contained in the Law 1819 of 2016 eliminates the tax credit for air or marine international transportation above noted, therefore in Tampa Cargo S.A.S. such tax credit will only be applicable until tax year 2016, however due to Avianca’s Stabilization Agreement the credit will be available to offset until tax year 2028.

(2)

This item includes various permanent differences for Corporate Income Tax purposes in Colombia. These permanent differences include nontaxable gains and losses on the sale of property, plant and equipment, nontaxable revenues and other items.

Schedule of Unused Tax Losses for Which No Deferred Tax Asset Recognised	Tax losses originated in the year:

2014	$1.061
2015	4.282
2016	19.458
2017	105.449
2018	260.342

Total:	$390.592

Schedule of Excess of presumptive Income for Which No Deferred Tax Asset Recognised	Excess of presumptive income originated in the year:

Year 2017	$8.495
Year 2018	1.271

Total:	$9.766

Summary of Analysis of the Company's Deferred Tax Assets and Liabilities

Consolidated Statement of Financial Position

	December 31, 2018	December 31, 2017	Variation
Assets (liabilities)
Accounts payable	$88,920	$—	$88,920
Deposits and other assets	(11,481)	(24,379)	12,898
Aircraft maintenance	(3,573)	(43,973)	40,400
Pension liabilities	3,089	(525)	3,614
Provisions	19,037	103,830	(84,793)
Loss carry forwards	603	8,670	(8,067)
Non-monetary ítems	(49,343)	(29,231)	(20,112)
Intangible assets	(8,220)	(11,534)	3,314
Other	(32,896)	(2,703)	(30,193)

Net deferred tax assets / (liabilities)	$6,136	$155	$5,981

Summary of Analysis of Deferred Tax Assets and Liabilities

The analysis of deferred tax assets and liabilities as of December 31, 2018 and December 31, 2017 is as follows:

Reflected in the statement of financial position as follows:

Deferred tax assets	$24,573	$25,969	(1,396)
Deferred tax liabilities	(18,437)	(25,814)	7,377

Deferred tax assets (liabilities) net	$6,136	$155	$5,981

Summary of Analysis of the Company's Deferred Tax Assets

Reconciliation of deferred tax assets net

	December 31, 2018	December 31, 2017
Opening balance as of January 1,	$155	$(14,507)
Tax income during the period recognized in profit or loss	6,938	15,050
Tax income during the period recognized in other comprehensive income	(40)	(155)
Deferred taxes acquired in business combinations
Exchange differences	(917)	(233)

Closing balance as of December 31	$6,136	$155